Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurements
NOTE 9. FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of March 31, 2023 and December 31, 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
March 31, 2023
Assets
Investments held in Trust Account:
U.S. Treasury Securities	$26,071,412	$26,071,412	$—	$—
Liabilities
Forward purchase units	$4,020,000	$—	$—	$4,020,000
December 31, 2022
Assets
Investments held in Trust Account:
U.S. Treasury Securities	$25,517,987	$25,517,987	$—	$—
The Company utilizes a Black-Scholes model to value the forward purchase units at each reporting period, with changes in fair value recognized in the statement of operations. The estimated fair value of the forward purchase units liability is determined using Level 3 inputs. Inherent in a Black-Scholes model are assumptions related to expected share-price volatility, expected life, risk-free rate and dividend yield. The Company estimates the volatility which is based on a weighted-average of the expected pre-merger
and post-merger volatilities, where
pre-merger
volatility is based on the historic volatility exhibited by the Company and post-merger volatility is estimated based on historic volatilities exhibited by companies operating in the industry of the Company’s expected target. The risk-free interest rate is based on the U.S. Treasury zero-coupon
yield curve on the grant date for a maturity similar to the expected remaining life of the forward purchase units. The expected life of the forward purchase units is assumed to be equivalent to their remaining contractual term.
The following table provides the significant inputs to the model for the fair value of the forward purchase units:

	At January 14, 2023 (inception)	At March 31, 2023
Equity value	$10.75	$10.63
Strike Price	$11.93	$11.93
Remaining Life (years)	1.80	1.59
Risk-free rate	4.70%	4.60%
Volatility	52.90%	56.90%
The following table presents the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value:

Level 3
Fair value as of January 14, 2023 (inception)	$3,830,000
Change in fair value of forward purchase units	190,000

Fair value as of March 31, 2023	$4,020,000

The Company recognized a loss in connection with changes in the fair value of the forward purchase units liability of $190,000 within changes in fair value of forward purchase units in the Statements of Operations for the for the three months ended March 31, 2023.

NOTE 8. FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2022 and December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Amount at Fair Value	Level 1	Level 2	Level 3
December 31, 2022
Assets
Investments held in Trust Account:
U.S. Treasury Securities	$25,517,987	$25,517,987	$—	$—
December 31, 2021
Assets
Investments held in Trust Account:
U.S. Treasury Securities	$233,452,747	$233,452,747	$—	$—